Supplement to the
Fidelity® Advisor Leveraged Company Stock Fund
Class A, Class T, Class B, and Class C
September 29, 2010
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 29.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

ALSF-11-01 June 7, 2011
1.756220.124

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 31.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Leveraged Company Stock Fund
Institutional Class
September 29, 2010
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

ALSFI-11-01 June 7, 2011
1.756219.117

Supplement to the
Fidelity AdvisorSM Balanced Fund
Class A, Class T, Class B, and Class C
October 30, 2010
Prospectus

FMR's Multi-Manager Group has been renamed the Stock Selector Large Cap Group.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), John Avery (co-manager), Matthew Friedman (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Ford O'Neil (co-manager) has managed the fund since September 2001.

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 10.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 11.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

AIG-11-03 June 7, 2011
1.744347.131

The following information replaces the biographical information for Matthew Friedman and John Roth found in the "Fund Management" section on page 26.

Matthew Friedman is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since September 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Peter Saperstone is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Saperstone has worked as a research analyst and portfolio manager.

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 33.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 34.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity AdvisorSM Balanced Fund
Institutional Class
October 30, 2010
Prospectus

FMR's Multi-Manager Group has been renamed the Stock Selector Large Cap Group.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), John Avery (co-manager), Matthew Friedman (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Ford O'Neil (co-manager) has managed the fund since September 2001.

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

AIGI-11-03 June 7, 2011
1.744350.124

The following information supplements the similar information found in the "Buying Shares" section beginning on page 15.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the biographical information for Matthew Friedman and John Roth found in the "Fund Management" section on page 24.

Matthew Friedman is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since September 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Peter Saperstone is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Saperstone has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity AdvisorSM Floating Rate High Income Fund
Class A, Class T, Class B, and Class C
December 30, 2010
Prospectus

Effective on or about February 18, 2011, for purchases on and after that date, certain changes to the finder's fee program, including removal of the Class A contingent deferred sales charge (CDSC) with respect to which shares on which a finder's fee was paid, will be implemented (except with respect to shares recordkept in a Fidelity Advisor 401(k) Retirement Plan or shares with respect to which the intermediary has elected an upfront finder's fee at the time of purchase).

On or about February 18, 2011, the following replaces similar information found under the "Fee Table" section on page 3.

A Class A purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary has elected an upfront finder's fee at the time the shares are purchased, or a 1.00% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.

B Class T purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.

AFR-11-02 June 7, 2011
1.746476.135

On or about February 18, 2011, the following replaces similar information found under the "Fund Distribution" section beginning on page 27.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 or more	None	None	finder's feeC

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

C Investment professionals may be paid an asset-based fee monthly over 18 months. Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Investments in Class A shares of $250,000 or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.50% (shares with respect to which the intermediary has elected a 0.50% finder's fee at the time of purchase) or 1.00% (shares recordkept in a Fidelity Advisor 401(k) Retirement Plan). The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 or more	None	None	0.25%B

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Investments in Class T shares of $250,000 or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25% if a finder's fee is paid at the time the shares are purchased. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

On or about February 18, 2011, the following replaces similar information found under the "Fund Distribution" section on page 31.

The CDSC, if any, for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time, provided that Class A shares not subject to a CDSC will be redeemed before Class A shares subject to a CDSC, even if the Class A shares subject to a CDSC have been held longer.

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 31.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 33.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

On or about February 18, 2011, the following replaces similar information found under the "Fund Distribution" section beginning on page 33.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $250,000 or more. For Class A share purchases, investment professionals may be compensated monthly, up to 18 months, with a finder's fee at an annual rate of 0.40% of such Class A share's average net assets throughout the month (up to 0.60% in the aggregate). Finder's fee payments will cease upon the earlier of a redemption (including an exchange, except for an exchange to another fund with the same finder's fee rate) of such Class A shares or the expiration of 18 months. Alternatively, certain intermediaries may elect to be compensated at the time of purchase with a finder's fee at the rate of 0.50% of the purchase amount. Such Class A purchases may be subject, upon redemption, to a CDSC of 0.50% if redeemed less than 18 months after purchase for any reason, including failure to maintain the account minimum, and the actual CDSC you pay may be higher or lower than the stated percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV. For Class T share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $250,000; a trade for an investor with an accumulated account value of $250,000 or more; and an incremental trade toward an investor's Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund are not counted for this purpose unless acquired by exchange from any Fidelity fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts, the Fidelity Investments Charitable Gift Fund, or managed account programs that charge an asset-based fee, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee.

Finder's Fees (Fidelity Advisor 401(k) Retirement Plans only). Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor 401(k) Retirement Plan only at the time of the initial conversion of assets. For Class A conversions to a Fidelity Advisor 401(k) Retirement Plan, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million but less than $4 million, 0.50% of the purchase amount for purchases of $4 million but less than $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. When a finder's fee is paid, the investment professional concession as a percentage of the offering price is paid at a blended rate. Such Class A purchases may be subject, upon redemption, to a CDSC of 1.00% if redeemed less than 18 months after purchase. For Class T conversions of $1 million or more to a Fidelity Advisor 401(k) Retirement Plan, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount. Such Class T purchases may be subject, upon redemption, to a CDSC of 0.25% if redeemed less than one year after purchase. Such Class A and Class T purchases may be subject to a CDSC upon redemption for any reason, including failure to maintain the account minimum, and the actual CDSC you pay may be higher or lower than the stated percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investment professionals should contact Fidelity for more information.

On or about February 18, 2011, the following replaces similar information found under the "Fund Distribution" section on page 35.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee is paid to intermediaries, after the first 18 months (one year if finder's fees are paid at the time of purchase) of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity AdvisorSM Floating Rate High Income Fund
Institutional Class
December 30, 2010
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

AFRI-11-01 June 7, 2011
1.746477.125

Supplement to the
Fidelity AdvisorSM High Income Advantage Fund
Class A, Class T, Class B, and Class C
December 30, 2010
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 31.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

HY-11-01 June 7, 2011
1.742522.127

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 33.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity AdvisorSM High Income Advantage Fund
Institutional Class
December 30, 2010
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

HYI-11-01 June 7, 2011
1.742523.120

Supplement to the
Fidelity AdvisorSM High Income Fund
Class A, Class T, Class B, and Class C
December 30, 2010
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 32.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program;

AHI-11-01 June 7, 2011
1.728372.128

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 33.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity AdvisorSM High Income Fund
Institutional Class
December 30, 2010
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

AHII-11-01 June 7, 2011
1.754057.119

Supplement to the
Fidelity AdvisorSM Value Fund
Class A, Class T, Class B, and Class C
December 30, 2010
Prospectus

The following information replaces the biographical information for Katherine Buck found in the "Fund Management" section on page 25.

Katherine Buck is co-manager of the fund, which she has managed since January 2011. She also manages other Fidelity funds. Ms. Buck joined Fidelity Investments in 1996 and worked as a research analyst and portfolio manager until 2006. She rejoined Fidelity Investments in December 2010 after working as a portfolio manager for Magnetar Capital from 2006 to 2008 and as managing director for Wintrust Capital, LLC from 2008 to 2010.

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 32.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

FAV-11-02 June 7, 2011
1.798886.127

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 33.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity AdvisorSM Value Fund
Institutional Class
December 30, 2010
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

FAVI-11-02 June 7, 2011
1.806143.121

The following information replaces the biographical information for Katherine Buck found in the "Fund Management" section on page 22.

Katherine Buck is co-manager of the fund, which she has managed since January 2011. She also manages other Fidelity funds. Ms. Buck joined Fidelity Investments in 1996 and worked as a research analyst and portfolio manager until 2006. She rejoined Fidelity Investments in December 2010 after working as a portfolio manager for Magnetar Capital from 2006 to 2008 and as managing director for Wintrust Capital, LLC from 2008 to 2010.

Supplement to the
Fidelity Advisor® Dividend Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 29.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

ADGF-11-01 June 7, 2011
1.756194.126

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 30.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Dividend Growth Fund
Institutional Class
January 29, 2011
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 12.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

ADGFI-11-01 June 7, 2011
1.756195.118

Supplement to the
Fidelity Advisor® Stock Selector All Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 33.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program;

ARG-11-01 June 7, 2011
1.740924.133

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 34.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Stock Selector All Cap Fund
Institutional Class
January 29, 2011
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 15.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

ARGI-11-01 June 7, 2011
1.740925.126

Supplement to the
Fidelity Advisor® Equity Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 29.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

EPG-11-01 June 7, 2011
1.756213.125

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 31.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7.(Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Equity Growth Fund
Institutional Class
January 29, 2011
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

EPGI-11-01 June 7, 2011
1.756212.118

Supplement to the
Fidelity Advisor® Equity Income Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

James Morrow (lead portfolio manager) and Adam Kramer (co-manager) have managed the fund since April 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

James Morrow is lead portfolio manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 30.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

EPI-11-02 June 7, 2011
1.756211.125

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" on page 32.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Equity Income Fund
Institutional Class
January 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

James Morrow (lead portfolio manager) and Adam Kramer (co-manager) have managed the fund since April 2011.

The following information supplements the similar information found in the "Buying Shares" section beginning on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

EPII-11-02 June 7, 2011
1.756210.119

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the biographical information found in the "Fund Management" section on page 22.

James Morrow is lead portfolio manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

Supplement to the
Fidelity Advisor® Equity Value Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 29.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

AEV-11-01 June 7, 2011
1.760401.124

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 31.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Equity Value Fund
Institutional Class
January 29, 2011
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

AEVI-11-01 June 7, 2011
1.760402.117

Supplement to the
Fidelity Advisor® Growth and Income Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Matthew Fruhan (portfolio manager) has managed the fund since February 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Matthew Fruhan is portfolio manager of the fund, which he has managed since February 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 29.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

AGAI-11-02 June 7, 2011
1.737468.129

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 31.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian); or

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Growth and Income Fund
Institutional Class
January 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Matthew Fruhan (portfolio manager) has managed the fund since February 2011.

The following information supplements the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

AGAII-11-02 June 7, 2011
1.741968.120

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the biographical information found in the "Fund Management" section on page 21.

Matthew Fruhan is portfolio manager of the fund, which he has managed since February 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 30.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

GO-11-01 June 7, 2011
1.756209.126

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 31.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Institutional Class
January 29, 2011
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

GOI-11-01 June 7, 2011
1.756208.120

Supplement to the
Fidelity Advisor® Large Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 28.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

LC-11-01 June 7, 2011
1.749194.127

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 29.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Large Cap Fund
Institutional Class
January 29, 2011
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

LCI-11-01 June 7, 2011
1.756205.119

Supplement to the
Fidelity Advisor® Mid Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

The Board of Trustees of Fidelity Advisor® Mid Cap Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Advisor Mid Cap Fund" to "Fidelity Advisor Stock Selector Mid Cap Fund," and modifying the fund's investment policies.

Effective August 1, 2011, the following bullet replaces the first and second bullet found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Monty Kori (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Michael Valentine (co-manager), Patrick Venanzi (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

Effective August 1, 2011, the following information replaces the first and second paragraph found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 9.

FMR normally invests at least 80% of the fund's assets in stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

MC-11-03 June 7, 2011
1.756202.131

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 9.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the S&P MidCap 400 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

Effective August 1, 2011, the following information replaces similar information found under the heading "Shareholder Notice" in the "Fund Basics" section on page 11.

The fund normally invests at least 80% of its assets in stocks of companies with medium market capitalizations.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Monty Kori is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Mr. Simmons joined Fidelity Investments in 2003 as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is a also a member of FMR's Stock Selector Large Cap Group.

Michael Valentine is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Valentine has worked as a research analyst and portfolio manager.

Patrick Venanzi is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

Samuel Wald is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 31.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 32.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian); or

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Mid Cap Fund
Institutional Class
January 29, 2011
Prospectus

The Board of Trustees of Fidelity Advisor® Mid Cap Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Advisor Mid Cap Fund" to "Fidelity Advisor Stock Selector Mid Cap Fund," and modifying the fund's investment policies.

Effective August 1, 2011, the following bullet replaces the first and second bullet found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Monty Kori (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Michael Valentine (co-manager), Patrick Venanzi (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

Effective August 1, 2011, the following information replaces the first and second paragraph found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

FMR normally invests at least 80% of the fund's assets in stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

MCI-11-03 June 7, 2011
1.756201.123

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the S&P MidCap 400 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

Effective August 1, 2011, the following information replaces similar information found under the heading "Shareholder Notice" in the "Fund Basics" section on page 9.

The fund normally invests at least 80% of its assets in stocks of companies with medium market capitalizations.

The following information supplements the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the biographical information found in the "Fund Management" section on page 20.

Monty Kori is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Mr. Simmons joined Fidelity Investments in 2003 as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is a also a member of FMR's Stock Selector Large Cap Group.

Michael Valentine is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Valentine has worked as a research analyst and portfolio manager.

Patrick Venanzi is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

Samuel Wald is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Small Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 29.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

ASCF-11-01 June 7, 2011
1.708463.129

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 30.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Small Cap Fund
Institutional Class
January 29, 2011
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

ASCFI-11-01 June 7, 2011
1.708464.122

Supplement to the
Fidelity Advisor® Strategic Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.03%	1.07%	1.03%	1.07%
Total annual operating expenses	1.85%	2.14%	2.60%	2.64%
Fee waiver and/or expense reimbursementA	0.60%	0.64%	0.60%	0.64%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.25%	1.50%	2.00%	2.00%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Class A

Effective Date

Class T

Effective Date

Class B

Effective Date

Class C

Effective Date

1.25%	4/1/11	1.50%	4/1/11	2.00%	4/1/11	2.00%	4/1/11

These arrangements will remain in effect through January 31, 2013, after which date FMR, in its sole discretion, may discontinue these arrangements at any time.

ATQG-11-01 June 7, 2011
1.756215.126

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 695	$ 695	$ 497	$ 497	$ 703	$ 203	$ 303	$ 203
3 years	$ 1,031	$ 1,031	$ 896	$ 896	$ 1,012	$ 712	$ 718	$ 718
5 years	$ 1,429	$ 1,429	$ 1,363	$ 1,363	$ 1,490	$ 1,290	$ 1,303	$ 1,303
10 years	$ 2,541	$ 2,541	$ 2,653	$ 2,653	$ 2,589	$ 2,589	$ 2,893	$ 2,893

The following information found under the heading "Fund Management" in the "Fund Services" section on page 25 is no longer applicable.

FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Class A

Class T

Class B

Class C

Rate	1.25%	1.50%	2.00%	2.00%
Effective Date	2/1/05	2/1/05	2/1/05	2/1/05

These arrangements may be discontinued by FMR at any time.

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 30.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 32.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Strategic Growth Fund
Institutional Class
January 29, 2011
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.92%
Total annual operating expenses	1.49%
Fee waiver and/or expense reimbursementA	0.49%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.00%

A Effective April 1, 2011, Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.00%. This arrangement will remain in effect through January 31, 2013, after which date FMR, in its sole discretion, may discontinue this arrangement at any time.

ATQGI-11-01 June 7, 2011
1.756214.121

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 102
3 years	$ 390
5 years	$ 735
10 years	$ 1,708

The following information supplements the similar information found in the "Buying Shares" section beginning on page 12.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information found under the heading "Fund Management" in the "Fund Services" section on page 22 is no longer applicable.

Effective February 1, 2005, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.00%. This arrangement may be discontinued by FMR at any time.

Supplement to the
Fidelity Advisor® Value Strategies Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 29.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

SO-11-01 June 7, 2011
1.751427.129

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 30.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Value Strategies Fund
Institutional Class
January 29, 2011
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 12.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

ISO-11-01 June 7, 2011
1.751426.122

Supplement to the
Fidelity Advisor® Mid Cap II Fund
Class A, Class T, Class B, and Class C
March 1, 2011
Prospectus

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 30.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

AMP-11-01 June 7, 2011
1.808163.119

8. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 32.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Mid Cap II Fund
Institutional Class
March 1, 2011
Prospectus

The following information supplements the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

AMPI-11-01 June 7, 2011
1.806138.114